Share capital and reserves (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Aug. 21, 2024
Share capital and reserves
Number of shares	18,130,090	18,111,016
Issued and fully paid
Balance at the beginning (in shares)	18,111,016	19,764,141
Issue of ordinary shares related to business combination (shares)		84,298
Issue of shares resulting from options exercise	19,074	19,487
Repurchase of shares under the put options and expiration of the put options (in shares)		(101,601)
Repaid fractional shares due to reverse stock split (in shares)		(97)
Shares issued in the ATM (in shares)		214
Repurchase of shares resulted from Tender offer (in shares)		(1,655,426)
Balance at the end (in shares)	18,130,090	18,111,016
Ordinary shares
Share capital and reserves
Number of shares	18,130,090	18,111,016
Share price	$ 0	$ 0	$ 0
Issued and fully paid
Balance at the beginning (in shares)	18,111,016
Balance at the end (in shares)	18,130,090	18,111,016